OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS
16.	OTHER PAYABLES AND ACCRUALS
Components of other payables and accruals were as follows (RMB in millions):

	2021	2022
Accrued operating expenses	4,922	5,235
Deposits received from travel suppliers and packaged tours users	986	942
Current lease liabilities	363	274
Payable related to acquisition and investments	377	294
Accruals for property and equipment	94	28
Others	559	640

Total	7,301	7,413